Restructuring and Other Charges	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring and Other Charges	Restructuring and Other Charges
Restructuring and other charges were comprised of the following:

For the year ended December 31,	2025	2024	2023
Layoff costs	$3	$10	$3
Net reversals of previously recorded layoff reserves	(3)	(3)	(1)
Pension and other post-retirement benefits - net settlements (G)	89	—	5
Non-cash asset impairments and accelerated depreciation	—	2	14
Net (gains) loss related to divestitures of assets and businesses	(6)	12	(1)
Other	1	—	3
Total restructuring and other charges	$84	$21	$23
Layoff costs were recorded based on approved, detailed action plans submitted by the operating locations that specified positions to be eliminated, benefits to be paid under existing severance plans, union contracts, or statutory requirements and the expected timetable for completion of the plans.
2025 Actions. In 2025, Howmet recorded Restructuring and other charges of $84, which were primarily due to charges for U.K. and Canadian pension plans’ settlement accounting of $89, a $3 charge for layoff costs, including the separation of 123 employees (79 in Fastening Systems and 44 in Forged Wheels), and exit related costs, including accelerated depreciation, of $1, partially offset by a gain on the sale of assets at a small U.K. manufacturing facility in Engineered Structures of $3, a reversal of
$3 for layoff reserves related to a prior period, a gain on the sale of assets at a previously closed facility in Forged Wheels of $2, and a gain related to post-closing adjustments from the May 2024 sale of a small U.K. manufacturing facility in Engineered Structures of $1.
As of December 31, 2025, 114 employees of the 123 employees were separated. The remaining separations for the 2025 restructuring programs are expected to be completed in 2026.
2024 Actions. In 2024, Howmet recorded Restructuring and other charges of $21, which were primarily due to a net loss on the sale of a small U.K. manufacturing facility in Engineered Structures of $13; a $10 charge for layoff costs, including the separation of 429 employees (282 in Fastening Systems, 110 in Engineered Structures and 37 in Forged Wheels), and accelerated depreciation, of $2, partially offset by the reversal of $3 for layoff reserves in Engineered Structures related to prior periods and a gain on the sale of assets at a small U.K. manufacturing facility in Engine Products of $1.
As of December 31, 2025, actions related to the 2024 restructuring programs were substantially complete.
2023 Actions. In 2023, Howmet recorded Restructuring and other charges of $23, which included a $12 charge for impairment of assets primarily related to decommissioned fixed assets in Engineered Structures; a $5 charge for U.S. and Canadian pension plans’ settlement accounting; a $3 charge for layoff costs, including the separation of 63 employees in Engineered Structures; a $3 charge for various other exit costs primarily for the closures of small manufacturing facilities and a $2 charge for accelerated depreciation primarily related to the closure of a small Engineered Structures facility in the U.K. These charges were partially offset by a gain of $1 on the sale of assets at a U.S. Engineered Structures facility and a benefit of $1 related to the reversal of layoff reserves related to prior periods.
As of December 31, 2025, actions related to the 2023 restructuring programs were complete.
Activity and reserve balances for restructuring charges were as follows:

	Layoff costs	Other exit costs	Total
Reserve balances at December 31, 2022	$6	$2	$8
2023 Activity
Cash payments	(3)	(3)	(6)
Restructuring and other charges	7	16	23
Other(1)	(5)	(13)	(18)
Reserve balances at December 31, 2023	$5	$2	$7
2024 Activity
Cash payments	$(8)	$(2)	$(10)
Restructuring and other charges	7	14	21
Other(2)	—	(14)	(14)
Reserve balances at December 31, 2024	$4	$—	$4
2025 Activity
Cash payments	$(3)	$(2)	$(5)
Restructuring and other charges (credits)	89	(5)	84
Other(3)	(89)	7	(82)
Reserve balances at December 31, 2025	$1	$—	$1
(1)In 2023, other for layoff costs included $5 in settlement accounting charges related to U.S. and Canadian pension plans; while other for other exit costs included charges of $12 related to the impairment of assets and a $2 charge for accelerated depreciation which was offset by a gain of $1 on the sale of assets.
(2)In 2024, other for other exit costs included a net loss of $13 on the sale of a small U.K. manufacturing facility and a charge of $2 for accelerated depreciation, partially offset by a gain on the sale of assets at a small U.K. manufacturing facility in Engine Products of $1.
(3)In 2025, other for layoff costs included $89 in settlement accounting charges related to U.K. and Canadian pension plans; while other for other exit costs were primarily due to a gain on the sale of assets at a small U.K. manufacturing facility in Engineered Structures of $3 and a gain on the sale of assets at a previously closed facility in Forged Wheels of $2.
The remaining reserves as of December 31, 2025 are expected to be paid in cash during 2026.